Other Current and Long-term Liabilities (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Other current liabilities
Fair value of swaps	$ 113,149,000	$ 120,623,000
Other long-term liabilities
Fair value of swaps	256,593,000	291,829,000
Other long-term liabilities	8,455,000	7,471,000
Total	265,048,000	299,300,000
Deferred fee accrued pursuant to the Bank Agreement	$ 4,800,000	$ 4,700,000